Information About the Plan's Funded Status and Pension Cost (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Change in benefit obligation
Beginning of year			$ (4,672)	$ (3,926)	$ (3,926)	$ (3,968)
Service cost	$ (76)	$ (68)	(152)	(136)	(273)	(312)
Interest cost	$ (55)	(50)	$ (110)	(100)	(198)	(198)
Actuarial (loss) gain					(403)	23
Benefits paid					128	529
End of year					(4,672)	(3,926)
Change in fair value of plan assets
Beginning of year		199		199	5,605	4,625	$ 5,605	$ 4,625
Actual return on plan assets					702	382
Employer contribution					406	314
Benefits paid					(128)	(529)
End of year		$ 199		$ 199	$ 5,605	$ 4,625
Funded status at end of year							$ 933	$ 699